Related Party Transactions - Summary of Disclosure of Information about Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short term employee benefits	$ 21	$ 16	$ 10
Restricted Stock Units ("RSUs") Awards	7	4	4
Post-employment pension and medical benefits	0	0	0
Other long-term benefits	2	0	0
Termination benefits	1	0	0
Key management personnel compensation	$ 31	$ 20	$ 14